Exhibit 99.8 Schedule 6

Tape Discrepancies

Scienna Id	Loan #1	Loan #2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
IZFFBSTHQSO	XXXX		Original Appraised Value	$XXXXXX	$XXXXXX	$XXXXXX	6.45%	Updated as per document	Initial
IZFFBSTHQSO	XXXX		Original CLTV Ratio Percent	66%	70%	-4.242%	-4.24%	Updated as per document	Initial
IZFFBSTHQSO	XXXX		Original Standard LTV (OLTV)	66%	70%	-4.242%	-4.24%	Updated as per document	Initial
OVMH1B4KFS3	XXXX		Subject Property Type	2 Family	Single Family			Update As per Appraisal Report	Initial